Trade and other receivables	12 Months Ended
Jun. 30, 2023
Trade and other receivables
Trade and other receivables

15. Trade and other receivables

Group’s trade and other receivables as of June 30, 2023 and 2022 were as follows:

	06.30.2023	06.30.2022
Sale, leases and services receivables	14,919	17,273
Less: Allowance for doubtful accounts	(1,194)	(1,840)
Total trade receivables	13,725	15,433
Borrowings, deposits and others	9,364	9,358
Advances to suppliers	2,329	1,977
Tax receivables	1,480	2,016
Prepaid expenses	609	730
Long-term incentive plan	1	1
Dividends	-	440
Others	2,804	2,742
Total other receivables	16,587	17,264
Total trade and other receivables	30,312	32,697
Non-current	4,437	9,348
Current	25,875	23,349
Total	30,312	32,697

Book amounts of Group's trade and other receivables in foreign currencies are detailed in Note 32.

The fair value of current receivables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant.

Trade accounts receivables are generally presented in the Consolidated Statement of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group’s allowance for doubtful accounts were as follows:

	06.30.2023	06.30.2022
Beginning of the year	1,840	3,007
Additions (i)	210	539
Recovery (i)	(121)	(607)
Currency translation adjustment	371	158
Receivables written off during the year as uncollectible	-	(26)
Inflation adjustment	(1,106)	(1,231)
End of the year	1,194	1,840

(i) The creation and release of the provision for impaired receivables have been included in “Selling expenses” in the Consolidated Statement of Income and Other Comprehensive Income (Note 24).

The Group’s trade receivables comprise several classes. The maximum exposure to credit risk at the reporting date is the carrying amount of each class of receivables (see Note 5). The Group also has receivables from related parties neither of them is due nor impaired.

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2023 and 2022 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Consolidated Statement of Financial Position):

	Past due
	Up to 3 months	From 3 to 6 months	Over 6 months	Non-past due	Impaired	Total	% of representation
Leases and services	455	123	1,031	11,901	1,194	14,704	98.56%
Consumer financing	-	-	-	41	-	41	0.27%
Sale of properties and developments	-	-	173	1	-	174	1.17%
Total as of June 30, 2023	455	123	1,204	11,943	1,194	14,919	100.00%

Leases and services	843	513	1,399	12,086	1,840	16,681	96.57%
Consumer financing	-	-	-	189	-	189	1.09%
Sale of properties and developments	86	-	43	274	-	403	2.32%
Total as of June 30, 2022	929	513	1,442	12,549	1,840	17,273	99.98%